Consolidated Balance Sheets (Parenthetical) - $ / shares	Oct. 31, 2020	Jul. 31, 2020	Jul. 31, 2019
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	50,000,000	50,000,000	50,000,000
Preferred stock, shares issued	4	4	4
Preferred stock, shares outstanding	4	4	4
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	300,114,000	300,114,000	288,938,184
Common stock, shares outstanding	300,114,000	300,114,000	288,938,184